Gross Notional Amount, Classification and Estimated Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	$ 28
Derivative contracts, liabilities at fair value	3
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	27
Derivative contracts, liabilities at fair value	2
Designated as Hedging Instrument | Interest rate contracts | Accrued liabilities
Derivatives, Fair Value [Line Items]
Derivative contracts, liabilities at fair value		$ 2
Designated as Hedging Instrument | Interest rate contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value		$ 1
Designated as Hedging Instrument | Interest rate contracts | Other Long-Term Assets
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	4
Designated as Hedging Instrument | Foreign exchange contracts | Accrued liabilities
Derivatives, Fair Value [Line Items]
Derivative contracts, liabilities at fair value	2
Designated as Hedging Instrument | Foreign exchange contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	23
Not Designated as Hedging Instrument | Foreign exchange contracts | Accrued liabilities
Derivatives, Fair Value [Line Items]
Derivative contracts, liabilities at fair value	1
Not Designated as Hedging Instrument | Foreign exchange contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative contracts, assets at fair value	$ 1